DERIVATIVE INSTRUMENTS (Narrative) (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Statement [Line Items]
Forward contracts, amount of currency for purchase		$ 110,000,000		$ 280,000,000
Derivative liabilities	$ 85		$ 536
Bottom of range [Member]
Statement [Line Items]
Prices specified in forward agreements to purchase financial assets for cash		19.17
Top of range [Member]
Statement [Line Items]
Prices specified in forward agreements to purchase financial assets for cash		$ 19.99